Note 36 - Gains (losses) on financial assets and liabilities (net) and Exchange Differences - Gains or losses on financial assets and liabilities and exchange differences. Breakdown by heading of the balance sheet (Details) - EUR (€)
	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Gains Or Losses on Financial Assets And Liabilities And Exchanges Differences
Total Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net ( Income Statement)	€ 229,000,000	€ 67,000,000
Financial Assets At Fair Value Available-for-sale, gains (losses) on derecognition of financial instruments not measured at fair value	106,000,000	15,000,000
Other, Gains or Losses arising from derecognition of financial assets measured at amortised cost	123,000,000	53,000,000
Gains or losses on financial assets and liabilities held for trading, net (Income Statement)	187,000,000	173,000,000
Gains losses on non trading financial assets at fair value through profit or loss	129,000,000	98,000,000
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net (Income Statement)	205,000,000	(3,000,000)
Gains or losses from hedge accounting net (Income Statement)	41,000,000	73,000,000
Total Gains (losses) on financial assets and liabilities (net)	790,000,000	408,000,000
Exchange differences (Income Statement)	316,000,000	134,000,000
Total gains (losses) on financial instruments and exchange differences	€ 1,107,000,000	€ 542,000,000